NOTES PAYABLE	12 Months Ended
Dec. 31, 2011
NOTES PAYABLE
12.	NOTES PAYABLE

Outstanding notes payable consist of (all amounts in thousands):

	2011	2010
Senior Debt - Term Loan	$10,807	$12,435
Senior Debt - Real Estate Loan	1,929	2,054
Subordinated Term Loan	8,500	8,500
Note payable to Rodman & Renshaw	—	2,135
Total	21,236	25,124
Less: Unamortized debt issuance costs	(669)	(956)
Less: Current portion of notes payable, including current portion of unamortized debt issuance costs	(1,592)	(1,453)
Notes payable, net of current portion	$18,975	$22,715

Debt issuance costs will be amortized to interest expense using the effective interest method over the life of the loan.

Senior Debt

CTI has two loans payable to TD Bank, NA (“TD Bank”); a Term Loan and a Real Estate Loan, that were originally entered into on December 19, 2008, and which were amended and restated as of July 29, 2010.

The Term Loan was originally payable in monthly principal installments ranging from $319,000 to $468,000, plus monthly interest payments as described below, that commenced on February 1, 2009, plus a one-time principal payment of $3.0 million due on or before April 30, 2010. On July 29, 2010, in conjunction with the issuance of the Subordinated Term Loan (see discussion below) and the use of $7.2 million of the Subordinated Term Loan’s proceeds to reduce principal outstanding on the Term Loan, TD Bank modified the monthly principal installments to $148,000, beginning in February 2011, plus a one-time principal payment of $7.3 million due at maturity in December 2013.

Interest payments on 60% of the Term Loan’s principal balance are hedged using a pay-fixed, receive-variable interest rate swap to reduce exposure to changes in cash payments caused by changes in interest rates on the Term Loan. See Note 16 for details on the interest rate swap. Interest on the 60% interest rate-swapped portion of the Term Loan is payable monthly and determined based on 1-month LIBOR, plus a margin percentage that is based on financial performance. The total interest rate on the swapped portion of the Term Loan was 6.53% at December 31, 2011. Interest on the remaining 40% of the Term Loan is also payable monthly and is determined based on 1-month LIBOR (subject to a 2% interest rate floor) plus a margin percentage that is based on financial performance. At December 31, 2010, the total interest rate on the portion of the Term Loan that was not subject to an interest rate hedging relationship was 6.0%. The Term Loan is collateralized by all of the assets of CTI (except CTI’s equity interests in CTSAS, of which only 65% is collateral of the Term Loan) and is guaranteed by Cyalume. The Term Loan requires various restrictive financial and nonfinancial covenants, such as a maximum leverage ratio, debt service coverage ratio and limitations on capital expenditures and dividends, which we are in compliance with as of December 31, 2011.

Simultaneous with the $7.2 million repayment of a portion of the Term Loan in July 2010, our interest rate swaps (see Note 16) were modified to incorporate this repayment since it was not anticipated in the original swap agreement. This allows us to continue to assume that these hedges meet the criteria for the shortcut method for assessing hedge effectiveness; therefore, the hedge is assumed to still be 100% effective.

The Real Estate Loan was originally payable in monthly principal installments of $10,000, plus monthly interest payments as described below, that commenced on February 1, 2009, plus a one-time principal payment of $1.9 million at maturity (December 19, 2013). In July 2010, we made an unscheduled $207,000 principal payment, which reduced our one-time principal payment due at maturity in December 2013 to $1.7 million.

Interest payments on the Real Estate Loan principal balance are hedged using a pay-fixed, receive-variable interest rate swap to reduce exposure to changes in cash payments caused by changes in interest rates on the Real Estate Loan. See Note 16 for details on the interest rate swap. Interest is payable monthly and is determined based on 1-month LIBOR plus a margin percentage that is based on financial performance. The Real Estate Loan’s total interest rate at December 31, 2011 was 6.42%. The Real Estate Loan is secured by a mortgage of the real property (land and building) located in West Springfield, MA, and is guaranteed by Cyalume. The Real Estate Loan requires various restrictive financial and nonfinancial covenants, such as a maximum leverage ratio, debt service coverage ratio and limitations on capital expenditures and dividends, which we are in compliance with as of December 31, 2011.

The TD Bank line of credit described in Note 11, the Term Loan and the Real Estate Loan are senior in payment priority to all other notes payable and lines of credit.

Subordinated Term Loan

On July 29, 2010 we issued a Subordinated Term Loan of $8.5 million to Granite Creek Partners Agent, LLC (“Granite Creek”) that matures March 19, 2014. Interest is payable monthly beginning September 1, 2010 at a rate of 11% per annum. No principal payments are required until maturity. We have the right to prepay the loan in whole or in part at any time without penalty. The Subordinated Term Loan ranks junior to all debt held by TD Bank, N.A. but senior to all other remaining long-term debt including existing and future subordinated debt. The Subordinated Term Loan is convertible at any time by Granite Creek into 2,666,667 shares of common stock at a conversion price of approximately $3.19 per share. No portion of the Subordinated Term Loan has been converted to our common stock. Our common stock’s closing market price on December 31, 2011 was $3.75 per share; therefore the loan’s if-converted value of approximately $10 million exceeds their unpaid principal balance by $1.5 million as of December 31, 2011. We determined that the convertible notes’ conversion feature was not a beneficial conversion feature under U.S. GAAP.

Simultaneous with the issuance of the Subordinated Term Loan, we issued warrants to repay certain costs of obtaining the convertible notes. The warrants have a five-year term and allow the holder to purchase 160,000 shares of common stock at $2 per share through July 29, 2015. In accordance with U.S. GAAP, we allocated a portion of the $8.5 million gross proceeds from the issuance of the loan to the warrants based on the relative fair values of the debt instrument without the warrants and of the warrants themselves at time of issuance. The portion of the proceeds so allocated to the warrants ($207,000) was recorded as a debt discount and an increase to additional paid-in capital on our consolidated balance sheet. The $207,000 debt discount is being amortized to interest expense using the effective interest method over the life of the convertible notes.

As of December 31, 2011, the carrying value of the Subordinated Term Loan was approximately $7.9 million, computed as follows (all amounts in thousands):

	2011	2010
Principal amount of loan	$8,500	$8,500
Less: unamortized debt issuance costs	(635)	(858)
	$7,865	$7,642

Interest costs for the Subordinated Term Loan are as follows (all amounts in thousands):

	2011	2010
Contractual interest coupon rate	$948	$390
Amortization of related debt issuance costs	225	81
Total interest recognized	$1,173	$471
Effective interest rate	15.1%	14.2%

Simultaneous with the issuance of the convertible notes in 2010, we amended our management agreement with Selway Capital, LLC (see Note 18).

Other Subordinated Third-Party Debt

We had a note payable that was entered into in December 2008 with Rodman & Renshaw, LLC (“Rodman”). Principal and accrued interest payable on this note payable totaled approximately $2.2 million as of June 30, 2011. On June 30, 2011, we entered into a securities exchange agreement with Rodman in which Rodman agreed to accept, subject to certain conditions being met, 483,046 shares of our common stock as payment in full of all principal and accrued interest on this note. The transaction closed in July 2011.

Future Minimum Payments

As of December 31, 2011, future minimum payments due for notes payable for each of the five succeeding years and beyond are as follows (all amounts in thousands):

Year Ending December 31,
2012	$1,901
2013	10,835
2014	8,500
2015	—
2016	—
Thereafter	—
$21,236

Amortization of the debt discount was $294,000 and $273,000 for the years ended December 31, 2011 and 2010, respectively.